FSB Bancorp, Inc. (Parent Company Only) (Schedule of Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 7,933	$ 6,291
Total Assets	323,310	328,269
Liabilities and Stockholders' Equity
Total Liabilities	291,766	296,756
Stockholders' Equity	31,544	31,513	$ 31,056
Total Liabilities and Stockholders' Equity	323,310	328,269
Parent Company [Member] | Reportable Legal Entities [Member]
Assets
Cash and cash equivalents	1,474	1,570
Investment in banking subsidiary	29,796	29,661
ESOP loan receivable	297	331
Total Assets	31,567	31,562
Liabilities and Stockholders' Equity
Total Liabilities	23	49
Stockholders' Equity	31,544	31,513
Total Liabilities and Stockholders' Equity	$ 31,567	$ 31,562